SCHEDULE OF BASIC AND DILUTED NET PROFIT LOSS PER SHARE (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Net profit / (loss) attributable to ordinary shareholders	$ (36,980,617)	$ 2,711,539	$ 6,425,533	$ 7,088,874	$ (482,783)
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
– Basic	6,103,934	5,732,000	5,732,000	5,732,000	5,732,000
– Diluted	6,103,934	5,932,000	5,932,000	5,932,000	5,932,000
Net profit / (loss) per Class A Ordinary Share – Basic	$ (6.045)	$ 0.473	$ 1.12	$ 1.25	$ (0.08)
Net profit / (loss) per Class A Ordinary Share – Diluted	$ (6.045)	$ 0.457	$ 1.08	$ 1.20	$ (0.08)
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
– Diluted	200,000	200,000	200,000	200,000	200,000